Discontinued Operations - Schedule of Discontinued Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Discontinued Operations And Disposal Groups [Abstract]
Sales, net	$ 0	$ 0	$ 0
Cost of sales			(103)
Gross loss			(103)
Operating expenses:
Research and development			(30)
Selling, marketing, general and administrative			(169)
Operating loss			(302)
Financial income, net			113
Other loss, net			(146)
Loss before income taxes			(335)
Net loss from discontinued operations			$ (335)